Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Maximum borrowing capacity	$ 1,034,000,000	$ 1,077,000,000
Letters of credit outstanding	$ 77,000,000	$ 120,000,000